Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Gross impaired loans by category
Non-performing loans	880	943	961	1,099
Non-interest-earning loans	272	312	340	387
Total non-performing and non-interest-earning loans	1,152	1,255	1,301	1,486
Restructured loans	46	41	52	67
Potential problem loans	446	424	510	426
Total other impaired loans	492	465	562	493
Gross impaired loans	1,644	1,720	1,863	1,979
Consumer loans
Gross impaired loans by category
Non-performing loans	424		530
Non-interest-earning loans	71		71
Total non-performing and non-interest-earning loans	495		601
Restructured loans	1		0
Potential problem loans	84		79
Total other impaired loans	85		79
Gross impaired loans	580		680
Mortgages
Gross impaired loans by category
Non-performing loans	179		208
Non-interest-earning loans	22		22
Total non-performing and non-interest-earning loans	201		230
Restructured loans	1		0
Potential problem loans	60		74
Total other impaired loans	61		74
Gross impaired loans	262		304
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	25		40
Non-interest-earning loans	17		19
Total non-performing and non-interest-earning loans	42		59
Restructured loans	0		0
Potential problem loans	2		1
Total other impaired loans	2		1
Gross impaired loans	44		60
Consumer finance
Gross impaired loans by category
Non-performing loans	220		282
Non-interest-earning loans	32		30
Total non-performing and non-interest-earning loans	252		312
Restructured loans	0		0
Potential problem loans	22		4
Total other impaired loans	22		4
Gross impaired loans	274		316
Corporate and institutional loans
Gross impaired loans by category
Non-performing loans	456		431
Non-interest-earning loans	201		269
Total non-performing and non-interest-earning loans	657		700
Restructured loans	45		52
Potential problem loans	362		431
Total other impaired loans	407		483
Gross impaired loans	1,064		1,183
Real estate.
Gross impaired loans by category
Non-performing loans	92		55
Non-interest-earning loans	7		13
Total non-performing and non-interest-earning loans	99		68
Restructured loans	0		0
Potential problem loans	15		15
Total other impaired loans	15		15
Gross impaired loans	114		83
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	308		353
Non-interest-earning loans	139		207
Total non-performing and non-interest-earning loans	447		560
Restructured loans	45		52
Potential problem loans	292		339
Total other impaired loans	337		391
Gross impaired loans	784		951
Financial institutions
Gross impaired loans by category
Non-performing loans	56		23
Non-interest-earning loans	49		43
Total non-performing and non-interest-earning loans	105		66
Restructured loans	0		0
Potential problem loans	55		77
Total other impaired loans	55		77
Gross impaired loans	160		143
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6